Pay vs Performance Disclosure - USD ($)	1 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	May 10, 2024	Aug. 15, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year[1]	Summary Compensation Table Total for CEO (Hulett)	Summary Compensation Table Total for CEO (Campos)	Summary Compensation Table Total for CEO (Campbell)	Compensation Actually Paid to CEO (Hulett) [2]	Compensation Actually Paid to CEO (Campos) [2]	Compensation Actually Paid to CEO (Campbell) [2]	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs [2]	Value of Initial Fixed $100 Investment Based On Company Cumulative TSR[3]	Net Income ($Mn)
2026	$—	$683,759	$830,219	$—	$-1,532,892	$812,994	$469,113	$31,443	$9.47	-$57.29
2025	$242,980	$3,894,599	$—	$224,230	$3,667,160	$—	$666,245	$630,754	$17.41	-$6.27
2024	$534,019	$—	$—	-$70,181	$—	$—	$635,255	$358,968	$19.90	-$7.46

Named Executive Officers, Footnote					The CEO and other NEOs for the indicated years were as follows: (i) for FY 2026, our CEOs were Ms. Campbell, who has served as our Interim Chief Executive Officer since August 2025, and Ms. Campos, who served as our Chief Executive Officer from April 29, 2024 until her resignation on August 15, 2025, and our other NEOs were Ms. Robyn D’Elia and Mr. Douglas Krulik; (ii) for FY 2025, our CEOs were Mr. Mathew N. Hulett, who served as our CEO from August 30, 2021 to May 10, 2024 and Ms. Campos, and our other NEOs were Ms. Robyn D’Elia, Mr. Douglas Krulik and Ms. Christine Chambers; (iii) for FY 2024, our CEO was Mr. Mathew N. Hulett, who served as our CEO from August 30, 2021 to May 10, 2024 and our other NEO was Ms. Christine Chambers, who had served as our CFO since August 3, 2022.
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEOs and other NEOs in the Summary Compensation Table (SCT) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	Campbell	Campos
	2026	2026
Total Compensation for CEO as reported SCT for the covered year	$830,219	$683,759
Deduct pension values reported in SCT for the covered year	–	–
Deduct grant date fair value of equity awards reported in SCT for the covered year	–	–
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	–	–
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	–	–
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	–	–
Add dividends paid on unvested shares/share units and stock options	–	–
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year.	(4,775)	–
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(12,450)	(226,873)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	–	1,989,778
Compensation Actually Paid to CEO	$812,994	$(1,532,892)

Non-PEO NEO Average Total Compensation Amount					$ 469,113	$ 666,245	$ 635,255
Non-PEO NEO Average Compensation Actually Paid Amount					$ 31,443	630,754	358,968
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on total compensation reported for our CEOs and other NEOs in the Summary Compensation Table (SCT) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

2026

Total Compensation for Other NEOs as reported SCT for the covered year	$469,113
Deduct pension values reported in SCT for the covered year	–
Deduct grant date fair value of equity awards reported in SCT for the covered year	39,400
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	–
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	22,800
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	12,950
Add dividends paid on unvested shares/share units and stock options	–
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year.	(25,467)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(56,038)
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	352,515
Compensation Actually Paid to Other NEOs	31,443

Compensation Actually Paid vs. Total Shareholder Return
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other Named Executive Officers (as calculated above) and our cumulative TSR and net income for the indicated years.

Compensation Actually Paid vs. Net Income
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other Named Executive Officers (as calculated above) and our cumulative TSR and net income for the indicated years.

Total Shareholder Return Amount					$ 9.47	17.41	19.90
Net Income (Loss)					$ (57,290,000)	(6,270,000)	$ (7,460,000)
PEO Name	Mr. Mathew N. Hulett	Ms. Campos	Ms. Campbell	Ms. Campos			Mr. Mathew N. Hulett
Additional 402(v) Disclosure					Total Stockholder Return is determined based on the value of an initial fixed investment of $100 in our common stock as of March 31, 2023.
Campos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 683,759	3,894,599
PEO Actually Paid Compensation Amount					(1,532,892)	3,667,160
Campbell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					830,219
PEO Actually Paid Compensation Amount					812,994
Hulett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						242,980	$ 534,019
PEO Actually Paid Compensation Amount						$ 224,230	$ (70,181)
PEO | Campos [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campos [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(226,873)
PEO | Campos [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,989,778)
PEO | Campos [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campbell [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campbell [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campbell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campbell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campbell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,775)
PEO | Campbell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campbell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,450)
PEO | Campbell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Campbell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(39,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					22,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(25,467)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,950
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(56,038)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(352,515)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0